OMB Number:              3235-0578

Expires:    March 31, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21201

            A&Q Technology Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                      Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q TECHNOLOGY FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2018 to June 30, 2018

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Technology Fund LLC

A&Q TECHNOLOGY FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2018 to June 30, 2018

A&Q Technology Fund LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2018

ASSETS

Investments in Investment Funds, at fair value (cost $112,529,833)	$182,385,239
Cash	18,474,079
Receivable from Investment Funds	10,702,031
Other assets	58,031

Total Assets	211,619,380

LIABILITIES

Withdrawals payable	6,056,534
Loan payable	2,000,000
Management Fee payable	1,179,093
Professional fees payable	190,915
Administration fee payable	27,775
Officer’s and Directors’ fees payable	16,500
Loan interest payable	5,575
Custody fee payable	1,400
Other liabilities	55,451

Total Liabilities	9,533,243

Members’ Capital	$202,086,137

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$132,230,731
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	69,855,406

Members’ Capital	$202,086,137

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2018

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
Ailanthus Capital Partners (QP), L.P.	US/Canada	$19,000,000	$19,484,362	9.64%	10/1/2016	Quarterly	65 days	6/30/2018		$19,484,362
Coatue Qualified Partners, L.P.	Global	3,559,660	19,170,525	9.49	4/1/2002	Quarterly	45 days	6/30/2018		$19,170,525
Dorsal Capital Partners, L.P.	US/Canada	19,154,263	22,648,009	11.21	4/1/2015	Quarterly	45 days	6/30/2018		$22,648,009
G2 Investment Partners QP, L.P.	US/Canada	15,272,057	20,979,742	10.38	5/1/2014	Monthly	60 days	6/30/2018	(d)	$10,489,871
Hunt Lane Capital Fund L.P.	Global	15,000,000	14,273,441	7.06	5/1/2018	Quarterly	60 days	6/30/2018	(e)	$3,568,360
Jericho Capital Partners, L.P.	US/Canada	9,920,070	23,445,579	11.60	5/1/2011	Quarterly	60 days	6/30/2018		$23,445,579
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	4,404,541	19,770,312	9.78	1/1/2013	Quarterly	45 days	6/30/2018		$19,770,312
PFM Healthcare Fund, L.P.	US/Canada	10,112,946	24,461,668	12.11	10/1/2010	Quarterly	45 days	6/30/2018		$24,461,668
Visium Balanced Fund, L.P.	US/Canada	106,296	167,816	0.08	1/1/2010	N/A	N/A	N/A	(f)	N/A
Vista Public Strategies Onshore Fund, L.P.	Global	16,000,000	17,983,785	8.90	8/1/2017	Quarterly	60 days	9/30/2018	(g)	$9,047,356

Equity Hedged Subtotal		112,529,833	182,385,239	90.25

Total		$112,529,833	$182,385,239	90.25%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(g)	This holding is under lock-up and is not redeemable without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Statement of Operations

(Unaudited)

Period from January 1, 2018 to June 30, 2018

EXPENSES

Management Fee	$1,004,570
Professional fees	203,499
Administration fee	81,034
Commitment Fee	73,324
Officer’s and Directors’ fees	55,825
Loan interest	13,746
Custody fee	4,323
Printing, insurance and other expenses	69,606

Total Expenses	1,505,927

Net Investment Loss	(1,505,927)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	1,173,400

Net change in unrealized appreciation/depreciation on investments in Investment Funds	9,695,096

Net Realized and Unrealized Gain/(Loss) from Investments	10,868,496

Net Increase in Members’ Capital Derived from Operations	$9,362,569

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2017 and Period from January 1, 2018 to June 30, 2018 (Unaudited)

	Manager	Members	Total

Members’ Capital at January 1, 2017	$69,972	$196,287,280	$196,357,252

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(383)	(3,062,604)	(3,062,987)
Net realized gain/(loss) from investments in Investment Funds	5,958	16,028,451	16,034,409
Net change in unrealized appreciation/depreciation on investments in Investment Funds	2,438	7,018,906	7,021,344
Net Increase in Members’ Capital Derived from Operations	8,013	19,984,753	19,992,766

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	885,000	885,000
Members’ withdrawals	–	(19,144,916)	(19,144,916)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(18,259,916)	(18,259,916)

Members’ Capital at December 31, 2017	$77,985	$198,012,117	$198,090,102

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(197)	(1,505,730)	(1,505,927)
Net realized gain/(loss) from investments in Investment Funds	466	1,172,934	1,173,400
Net change in unrealized appreciation/depreciation on investments in Investment Funds	3,812	9,691,284	9,695,096
Net Increase in Members’ Capital Derived from Operations	4,081	9,358,488	9,362,569

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	690,000	690,000
Members’ withdrawals	–	(6,056,534)	(6,056,534)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(5,366,534)	(5,366,534)

Members’ Capital at June 30, 2018	$82,066	$202,004,071	$202,086,137

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2018 to June 30, 2018

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$9,362,569
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(15,000,000)
Proceeds from disposition of investments in Investment Funds	42,181,652
Net realized (gain)/loss from investments in Investment Funds	(1,173,400)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(9,695,096)
Changes in assets and liabilities:
(Increase)/decrease in assets:
Receivable from Investment Funds	(10,702,031)
Other assets	(42,639)
Increase/(decrease) in liabilities:
Administration fee payable	(26,924)
Custody fee payable	(1,500)
Loan interest payable	5,575
Management Fee payable	1,004,569
Officer’s and Directors’ fees payable	5,500
Professional fees payable	(21,383)
Other liabilities	(16,133)
Net cash provided by operating activities	15,880,759

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members’ subscriptions, including change in subscriptions received in advance	540,000
Payments on Members’ withdrawals, including change in withdrawals payable	(6,025,201)
Proceeds from loan	2,300,000
Principal payment on loan	(300,000)
Net cash used in financing activities	(3,485,201)

Net increase in cash	12,395,558
Cash-beginning of period	6,078,521
Cash-end of period	$18,474,079

Supplemental disclosure of cash flow information:
Interest paid	$8,171

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Financial Highlights

June 30, 2018

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Manager, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the Performance Bonus, if applicable, and the timing of capital transactions.

	Period from January 1, 2018 to June 30, 2018	Years Ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Ratio of net investment loss to average members’ capital [a,b]	(1.49%) [c]	(1.50%)	(1.47%)	(1.37%)	(1.45%)	(1.41%)
Ratio of gross expenses to average members’ capital [a,b]	1.49% [c]	1.50%	1.48%	1.45%	1.45%	1.41%
Ratio of net expenses to average members’ capital after Performance Bonus [a,b,d]	1.49% [c]	1.50%	1.48%	1.45%	1.45%	1.41%
Portfolio turnover rate	7.67%	10.15%	12.04%	12.79%	22.02%	9.33%
Total return after Performance Bonus [e,f]	4.72%	10.35%	(3.41%)	8.01%	4.13%	16.76%
Asset coverage [g]	102.043	N/A	N/A	N/A	N/A	N/A
Members’ capital at end of period (including the
Manager)	$202,086,137	$198,090,102	$196,357,252	$210,400,949	$208,885,946	$219,736,289

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Manager’s capital.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The ratios of net expenses to average members’ capital before Performance Bonus were 1.49%, 1.50%, 1.48%, 1.45%, 1.45% and 1.41% for the period from January 1, 2018 to June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively. Ratios for periods less than a full year have been annualized.

e

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. Total return for periods less than a full year are not annualized.

f

The total returns before Performance Bonus were 4.72%, 10.35%, (3.41%), 8.01%, 4.13% and 16.76% for the period from January 1, 2018 to June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively. Total return for periods less than a full year are not annualized.

g

Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets and dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding. The Fund’s senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements (see Note 5).

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC

Notes to Financial Statements

(Unaudited)

June 30, 2018

1.	Organization

A&Q Technology Fund LLC (the “Fund”) was initially organized as a limited partnership under the laws of Delaware on December 28, 1998, commenced operations on April 1, 1999 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to maximize capital appreciation over the long-term. The Fund seeks to achieve its objective by investing at least 80% of its assets among a select group of alternative asset managers (the “Investment Managers”) that UBS Hedge Fund Solutions LLC (as defined below) anticipates, at the time of investment, will invest, under normal market conditions, at least 80% of their assets in companies in the technology sector. Investment Managers generally conduct their investment programs through unregistered investment vehicles that have investors, other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions”, the “Manager” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Manager is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

1.	Organization (continued)

Initial and additional applications for interests by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for interests in the Fund.

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Manager expects that generally, it will recommend to the Board that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Board, which may be withheld in its sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

The financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by non-governmental entities. The Fund’s financial statements are prepared in accordance with US GAAP.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with US GAAP, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

US GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). US GAAP also provides guidance on

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

2.	Significant Accounting Policies (continued)

a.             Portfolio Valuation (continued)

identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Fund as of June 30, 2018. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2018. The Fund used the following category to classify its Investment Funds:

The Investment Funds in the equity hedged strategy (total fair value of $182,385,239) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2018, the Investment Funds in the equity hedged strategy had $53,236,968, representing 29% of the value of the investments in this category, subject to an investor level gate or lock-ups. Included in this amount is $17,983,785, representing 10% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 1 - 5 months at June 30, 2018. An investment representing less than 1% of the value of investments in this category is in liquidation; therefore, the redemption notice period is no longer effective for this investment and the liquidation of assets is uncertain.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $182,385,239 and is therefore excluded from the fair value hierarchy. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

2.	Significant Accounting Policies (continued)

a.             Portfolio Valuation (continued)

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, can be found in the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Manager, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Manager has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

2.	Significant Accounting Policies (continued)

a.             Portfolio Valuation (continued)

necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2018.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.             Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

c.             Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to Members; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.             Income Taxes

The Fund has reclassified $1,505,927 and $1,173,400 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2018. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2018 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. The Manager has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

2.	Significant Accounting Policies (continued)

d.             Income Taxes (continued)

which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2018, the Fund did not incur any interest or penalties. The Manager does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.             Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.             Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly management fee (the “Management Fee”) at an annual rate of 1% of the Fund’s members’ capital, excluding the capital account attributable to the Manager. The Management Fee is paid to the Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the Manager’s capital account. A portion of the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

3.	Related Party Transactions (continued)

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the “Performance Bonus”) for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

The Performance Bonus is equal to 1% of the balance of the Member’s capital account at the end of the Measurement Period, provided that appreciation in the Member’s capital account (net of any Performance Bonus) exceeds the Member’s threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six month period ended June 30, 2018 or for the year ended December 31, 2017.

Effective January 1, 2016, each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the four other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended June 30, 2018, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $5,500 which is included in Officer’s and Directors’ fees on the Statement of Operations. The related payable of $16,500 is included in Officer’s and Directors’ fees payable on the Statement of Assets, Liabilities and Members’ Capital.

The Fund, along with other funds advised by UBS Hedge Fund Solutions, the Directors and the

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

3.	Related Party Transactions (continued)

Manager, is insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. A portion of the annual premiums is allocated to the Manager based on a recommendation of an insurance risk adjuster and, in accordance with the risk adjuster’s recommendation; the remaining portions are allocated among the UBS funds on a pro-rata basis. On an annual basis, the allocation methodology recommended by the risk adjuster is reviewed and approved by the Board and the Manager determines the amounts to be charged to each fund based upon the Board approved methodology. During the six month period ended June 30, 2018, the Fund incurred $39,142 in insurance fees, which is included in printing, insurance and other expenses on the Statement of Operations, of which none was payable at June 30, 2018.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (See Note 5). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Manager will negotiate the commitment amount with the counterparty based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement.    For the six month period ended June 30, 2018, the Fund incurred a Commitment Fee of $73,324 to the counterparty, of which $36,067 remains payable and is included in other liabilities on the Statement of Assets, Liabilities and Members’ Capital at June 30, 2018.

The Manager may incur expenses on behalf of the Fund for certain activities which benefit the investment funds managed by the Manager. There were no such expenses incurred for the six month period ended June 30, 2018. As of June 30, 2018, $15,174 remains payable to the Manager related to prior incurred expenses, which is included in other liabilities on the Statement of Assets, Liabilities and Members’ Capital.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

4.	Administration and Custody Fees (continued)

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time, which will terminate on August 28, 2018 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $30,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 50 basis points times the actual daily amount of the line of credit not utilized.

For the six month period ended June 30, 2018, the Fund’s average interest rate paid on borrowings was 3.24% per annum and the average borrowings outstanding was $424,167. The Fund had $2,000,000 in borrowings outstanding at June 30, 2018. Interest expense for the six month period ended June 30, 2018 was $13,746, of which $5,575 was payable at June 30, 2018.

6.	Investments

As of June 30, 2018, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2018 amounted to $15,000,000 and $42,181,652, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds’ tax reports. The tax basis of investments for 2018 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 15.00% to 25.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

A&Q Technology Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2018

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.	Subsequent Events

The Manager has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to June 30, 2018, the Fund paid withdrawals payable of $6,056,534 in full. In addition, subsequent to June 30, 2018, the Fund received additional subscriptions of $100,000.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelvemonth period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Technology Fund LLC

By (Signature and Title)*        /s/ William Ferri

                                                  William Ferri, Principal Executive Officer

Date                     9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ William Ferri

                                                  William Ferri, Principal Executive Officer

Date                     9/7/2018

By (Signature and Title)*        /s/ Dylan Germishuys

                                                  Dylan Germishuys, Principal Accounting Officer

Date                     9/7/2018

* Print the name and title of each signing officer under his or her signature.